UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22596

Investment Company Act File Number

MSAM Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

MSAM Completion Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 26.4%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$200	$199,769
COMM Mortgage Trust
Series 2014-KYO, Class D, 2.424%, 6/11/27(1)(2)	150	146,009
Series 2014-LC17, Class D, 3.687%, 10/10/47(1)	100	76,638
Extended Stay America Trust
Series 2013-ESH7, Class C7, 3.902%, 12/5/31(1)	200	201,177
Series 2013-ESH7, Class D7, 5.521%, 12/5/31(1)(3)	200	201,269
Hilton USA Trust
Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	135	135,686
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.831%, 4/15/47(1)(3)	150	119,745
Series 2014-C21, Class D, 4.816%, 8/15/47(1)(3)	100	78,421
Series 2014-C22, Class D, 4.713%, 9/15/47(1)(3)	150	110,639
Series 2014-C23, Class D, 4.108%, 9/15/47(1)(3)	100	75,752
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.50%, 8/15/46(1)(3)	150	152,681
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	155,008
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.719%, 5/10/45(1)(3)	150	149,245
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.084%, 1/10/45(1)(3)	150	159,953
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.69%, 9/15/58(3)	100	94,725
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(3)	150	117,082

Total Commercial Mortgage-Backed Securities (identified cost $2,285,766)		$2,173,799

Asset-Backed Securities — 18.7%

Security	Principal Amount (000’s omitted)	Value
Automotive — 1.9%
Avis Budget Rental Car Funding LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(1)	$150	$153,430

		$153,430

Computers — 1.8%
Dell Equipment Finance Trust
Series 2015-1, Class C, 2.42%, 3/23/20(1)	$150	$149,811

		$149,811

Other — 4.8%
OneMain Financial Issuance Trust
Series 2014-1A, Class A, 2.43%, 6/18/24(1)	$130	$129,896
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(1)	49	48,763
Series 2015-1A, Class B, 3.05%, 3/22/32(1)	75	75,333
Wendys Funding LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(1)	140	138,323

		$392,315

Security	Principal Amount (000’s omitted)	Value
Single Family Home Rental — 10.2%
American Homes 4 Rent
Series 2014-SFR1, Class C, 2.176%, 6/17/31(1)(2)	$100	$95,864
Series 2014-SFR1, Class D, 2.776%, 6/17/31(1)(2)	100	95,844
American Residential Properties Trust
Series 2014-SFR1, Class C, 2.776%, 9/17/31(1)(2)	150	145,565
Colony American Homes
Series 2014-1A, Class C, 2.276%, 5/17/31(1)(2)	165	159,041
Invitation Homes Trust
Series 2013-SFR1, Class D, 2.577%, 12/17/30(1)(2)	100	95,500
Series 2014-SFR1, Class D, 3.026%, 6/17/31(1)(2)	160	155,464
Silver Bay Realty Trust
Series 2014-1, Class C, 2.476%, 9/17/31(1)(2)	100	96,114

		$843,392

Total Asset-Backed Securities (identified cost $1,567,789)		$1,538,948

U.S. Treasury Obligations — 38.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(4)	$1,520	$1,525,358
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/25(4)	836	825,968
U.S. Treasury Inflation-Protected Note, 2.00%, 1/15/26(4)	688	781,541

Total U.S. Treasury Obligations (identified cost $3,098,614)		$3,132,867

Call Options Purchased — 0.0%(5)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1	$2,125	2/5/16	$10
S&P 500 Index	1	2,050	2/12/16	40
S&P 500 Index	1	2,065	2/19/16	53
S&P 500 Index	1	2,070	2/26/16	90
S&P 500 Index FLEX	2	2,165	2/1/16	0
S&P 500 Index FLEX	2	2,150	2/3/16	0
S&P 500 Index FLEX	2	2,095	2/8/16	1
S&P 500 Index FLEX	2	2,100	2/10/16	4
S&P 500 Index FLEX	2	2,045	2/16/16	179
S&P 500 Index FLEX	2	2,000	2/17/16	1,017
S&P 500 Index FLEX	2	2,060	2/22/16	248
S&P 500 Index FLEX	2	2,070	2/24/16	235

Total Call Options Purchased (identified cost $1,479)				$1,877

Put Options Purchased — 0.0%(5)
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1	$1,715	2/5/16	$18
S&P 500 Index	1	1,610	2/12/16	32
S&P 500 Index	1	1,670	2/19/16	110
S&P 500 Index	1	1,700	2/26/16	240
S&P 500 Index FLEX	2	1,760	2/1/16	0

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	2	$1,770	2/3/16	$10
S&P 500 Index FLEX	2	1,680	2/8/16	10
S&P 500 Index FLEX	2	1,705	2/10/16	48
S&P 500 Index FLEX	2	1,630	2/16/16	44
S&P 500 Index FLEX	2	1,575	2/17/16	20
S&P 500 Index FLEX	2	1,665	2/22/16	237
S&P 500 Index FLEX	2	1,680	2/24/16	373

Total Put Options Purchased (identified cost $9,509)				$1,142

Short-Term Investments — 20.0%

U.S. Treasury Obligations — 5.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/3/16(6)	$460	$459,911

Total U.S. Treasury Obligations (identified cost $459,929)		$459,911

Other — 14.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(7)	$1,185	$1,184,907

Total Other (identified cost $1,184,907)		$1,184,907

Total Short-Term Investments (identified cost $1,644,836)		$1,644,818

Total Investments — 103.2% (identified cost $8,607,993)		$8,493,451

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1	$2,030	2/5/16	$(17)
S&P 500 Index	1	1,960	2/12/16	(1,480)
S&P 500 Index	1	1,970	2/19/16	(1,470)
S&P 500 Index	1	1,975	2/26/16	(1,655)
S&P 500 Index FLEX	2	2,065	2/1/16	0
S&P 500 Index FLEX	2	2,055	2/3/16	0
S&P 500 Index FLEX	2	2,000	2/8/16	(272)
S&P 500 Index FLEX	2	2,005	2/10/16	(338)
S&P 500 Index FLEX	2	1,955	2/16/16	(3,524)
S&P 500 Index FLEX	2	1,910	2/17/16	(8,755)
S&P 500 Index FLEX	2	1,965	2/22/16	(3,515)
S&P 500 Index FLEX	2	1,975	2/24/16	(3,021)

Total Call Options Written (premiums received $22,781)				$(24,047)

Put Options Written — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1	$1,810	2/5/16	$(57)
S&P 500 Index	1	1,700	2/12/16	(57)
S&P 500 Index	1	1,765	2/19/16	(298)
S&P 500 Index	1	1,795	2/26/16	(790)
S&P 500 Index FLEX	2	1,860	2/1/16	(61)
S&P 500 Index FLEX	2	1,865	2/3/16	(288)
S&P 500 Index FLEX	2	1,775	2/8/16	(154)
S&P 500 Index FLEX	2	1,800	2/10/16	(405)
S&P 500 Index FLEX	2	1,720	2/16/16	(255)
S&P 500 Index FLEX	2	1,665	2/17/16	(109)
S&P 500 Index FLEX	2	1,760	2/22/16	(912)
S&P 500 Index FLEX	2	1,775	2/24/16	(1,265)

Total Put Options Written (premiums received $21,721)				$(4,651)

Other Assets, Less Liabilities — (2.8)%				$(231,442)

Net Assets — 100.0%				$8,233,311

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $3,618,022 or 43.9% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(5)	Amount is less than 0.05%.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $3,102.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	$1,188	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/19/16	$13,565

							$13,565

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Abbreviations:

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	98	$37,493
Options written	126	120,969
Options exercised	(21)	(20,090)
Options expired	(163)	(93,870)

Outstanding, end of period	40	$44,502

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap, defined as the product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. During the fiscal year to date ended January 31, 2016, the Portfolio also held total return swaps and options on an exchange-traded equity fund to enhance total return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at January 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$3,019	$—
Written options	—	(28,698)
Total return swaps	13,565	—

Total	$16,584	$(28,698)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,633,692

Gross unrealized appreciation	$34,959
Gross unrealized depreciation	(178,219)

Net unrealized depreciation	$(143,260)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$2,173,799	$—	$2,173,799
Asset-Backed Securities	—	1,538,948	—	1,538,948
U.S. Treasury Obligations	—	3,132,867	—	3,132,867
Call Options Purchased	193	1,684	—	1,877
Put Options Purchased	400	742	—	1,142
Short-Term Investments —
U.S. Treasury Obligations	—	459,911	—	459,911
Other	—	1,184,907	—	1,184,907
Total Investments	$593	$8,492,858	$—	$8,493,451
Swap Contracts	$—	$13,565	$—	$13,565
Total	$593	$8,506,423	$—	$8,507,016

Liability Description
Call Options Written	$(4,622)	$(19,425)	$—	$(24,047)
Put Options Written	(1,202)	(3,449)	—	(4,651)
Total	$(5,824)	$(22,874)	$—	$(28,698)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAM Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016